SCHEDULE OF CARRYING AMOUNT OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 15,954,150
Accumulated amortization		721,533
Net carrying amount		$ 15,232,617
Master Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,963,000
Accumulated amortization	435,625
Net carrying amount	1,527,375
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,954,150
Accumulated amortization	1,561,206
Net carrying amount	$ 14,392,944